Note 39 Depreciation and amortization (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Depreciation [Line Items]
Depreciation and amortisation expense	€ 652	€ 615
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	405	370
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	237	216
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	166	152
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	2	2
Intangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 247	€ 245